As filed with the Securities and Exchange Commission on December 7, 2023

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,691	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,691	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 5, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,691 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 5, 2024 the effectiveness of the registration statement for the iShares MSCI Japan IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,119 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,161	August 2, 2019	August 30, 2019
2,176	August 29, 2019	September 27, 2019
2,191	September 26, 2019	October 18, 2019
2,201	October 17, 2019	November 15, 2019
2,223	November 14, 2019	December 13, 2019
2,237	December 12, 2019	January 10, 2020
2,256	January 9, 2020	February 7, 2020
2,275	February 6, 2020	March 6, 2020
2,319	March 5, 2020	April 3, 2020
2,337	April 2, 2020	May 1, 2020
2,347	April 30, 2020	May 29, 2020
2,356	May 28, 2020	June 26, 2020
2,371	June 25, 2020	July 24, 2020
2,388	July 23, 2020	August 21, 2020
2,396	August 20, 2020	September 18, 2020
2,407	September 17, 2020	October 16, 2020
2,416	October 15, 2020	November 13, 2020
2,425	November 12, 2020	December 11, 2020
2,429	December 10, 2020	January 8, 2021
2,433	January 7, 2021	February 5, 2021
2,437	February 4, 2021	March 5, 2021
2,446	March 4, 2021	April 2, 2021
2,454	April 1, 2021	April 30, 2021
2,462	April 29, 2021	May 28, 2021
2,468	May 27, 2021	June 25, 2021
2,476	June 24, 2021	July 23, 2021
2,482	July 22, 2021	August 20, 2021
2,488	August 19, 2021	September 17, 2021
2,493	September 16, 2021	October 15, 2021
2,499	October 14, 2021	November 12, 2021
2,503	November 10, 2021	December 9, 2021
2,507	December 8, 2021	January 7, 2022
2,517	January 6, 2022	February 4, 2022
2,521	February 3, 2022	March 4, 2022
2,529	March 3, 2022	April 1, 2022
2,533	March 31, 2022	April 29, 2022
2,544	April 28, 2022	May 27, 2022
2,547	May 26, 2022	June 24, 2022
2,555	June 23, 2022	July 22, 2022
2,563	July 21, 2022	August 19, 2022
2,576	August 18, 2022	September 16, 2022
2,583	September 15, 2022	October 14, 2022
2,592	October 13, 2022	November 11, 2022

2,596	November 10, 2022	December 9, 2022
2,600	December 8, 2022	January 6, 2023
2,609	January 5, 2023	February 3, 2023
2,616	February 2, 2023	March 3, 2023
2,622	March 2, 2023	March 31, 2023
2,626	March 30, 2023	April 28, 2023
2,633	April 27, 2023	May 26, 2023
2,641	May 25, 2023	June 23, 2023
2,653	June 22, 2023	July 21, 2023
2,658	July 20, 2023	August 18, 2023
2,663	August 17, 2023	September 15, 2023
2,669	September 14, 2023	October 13, 2023
2,677	October 12, 2023	November 10, 2023
2,684	November 9, 2023	December 8, 2023

This Post-Effective Amendment No. 2,691 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,119.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,691 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of December 2023.

iSHARES TRUST

By:
Dominik Rohé*
President

Date: December 7, 2023

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,691 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: December 7, 2023

John E. Martinez*
Trustee

Date: December 7, 2023

Cecilia H. Herbert*
Trustee

Date: December 7, 2023

John E. Kerrigan*
Trustee

Date: December 7, 2023

Robert S. Kapito*
Trustee

Date: December 7, 2023

Madhav V. Rajan*
Trustee

Date: December 7, 2023

Jane D. Carlin*
Trustee

Date: December 7, 2023

Drew E. Lawton*
Trustee

Date: December 7, 2023

Richard L. Fagnani*
Trustee

Date: December 7, 2023

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: December 7, 2023

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact
Date: December 7, 2023

*

Powers of Attorney, each dated March 30, 2023, for Dominik Rohé, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,632, filed March 31, 2023.